Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Our board of directors has adopted a Clawback Policy (the “Clawback Policy”) designed to comply with Section 10D of the Exchange Act and the rules promulgated thereunder. TThe Company believes that it is in the best interests of the Company and its shareholders to create and maintain a culture that emphasizes integrity and accountability and that reinforces the Company’s pay-for-performance compensation philosophy. The Company’s board of directors therefore adopted the Clawback Policy, which provides for the recoupment of certain executive compensation in the event that the Company is required to prepare an accounting restatement of its financial statements due to material noncompliance with any financial reporting requirement under the federal securities laws. The Clawback Policy is administered by the Company’s compensation committee. Any determinations made by the compensation committee are final and binding on all affected individuals. The Clawback Policy applies to the Company’s current and former executive officers (as determined by the compensation committee in accordance with Section 10D of the Exchange Act and the rules promulgated thereunder and such other senior executives or employees who may from time to time be deemed subject to the Clawback Policy by the compensation committee.